S000045541 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	117 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		3.82%	4.73%	4.51%	[1]
Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent		(0.94%)	(1.98%)	2.09%	[1]
Performance Inception Date				Apr. 15, 2015
Class A
Prospectus [Line Items]
Average Annual Return, Percent		(5.34%)	(3.06%)	1.40%	[1]
Performance Inception Date	[2]			Apr. 15, 2015
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(5.28%)	(3.20%)	0.95%	[1]
Performance Inception Date	[2]			Apr. 15, 2015
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(3.01%)	(2.23%)	1.01%	[1]
Performance Inception Date	[2]			Apr. 15, 2015
Class C
Prospectus [Line Items]
Average Annual Return, Percent		(2.82%)	(2.93%)	1.10%	[1]
Performance Inception Date				Apr. 15, 2015

[1]	Inception date for all Classes: 4/15/15.
[2]	After-tax Returns: – Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios; – Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.